Statement of Changes in Shareholders' Equity - USD ($)	Total	IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]	Sponsors [Member]	Sponsors [Member] Additional Paid-in Capital [Member]	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] IPO [Member]	Class F Ordinary Shares [Member]	Class F Ordinary Shares [Member] Sponsors [Member]
Beginning Balance at Jul. 25, 2017	$ 0		$ 0		$ 0			$ 0		$ 0
Beginning Balance, shares at Jul. 25, 2017								0		0
Issuance of shares, value		$ 325,296,706		$ 325,293,256		$ 25,000	$ 24,137		$ 3,450		$ 863
Issuance of shares, shares									34,500,000		8,625,000
Sale of private placement warrants to Sponsor in private placement	8,900,001		8,900,001
Ordinary shares subject to possible redemption	(329,005,010)		(329,001,720)					$ (3,290)
Ordinary shares subject to possible redemption, shares								(32,900,501)
Net income (loss)	(216,687)				(216,687)
Ending Balance at Dec. 31, 2017	5,000,010		$ 5,215,674		$ (216,687)			$ 160		$ 863
Ending Balance, shares at Dec. 31, 2017								1,599,499		8,625,000
Net income (loss)	3,716,091							$ 3,716,091		$ 3,716,091
Ending Balance at Sep. 30, 2018	$ 5,000,001
Ending Balance, shares at Sep. 30, 2018								1,227,889		8,625,000